Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Accounting Changes And Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements

3. Restatement of Previously Issued Financial Statements

The Company previously accounted for its Warrant Securities and FPAs as components of equity rather than as derivative liabilities.  In light of the Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”) issued by the staff of the SEC issued on dated April 12, 2021 (the “SEC Staff Statement”), the Company’s management further evaluated the Warrant Securities under Accounting Standards Codification 815-40, Contracts in Entity’s Own Equity (“ASC 815-40”), which addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s ordinary shares.

Based on management’s evaluation, the Audit Committee, in consultation with management, concluded that the Company’s Warrant Securities and forward purchase agreements are not indexed to the Company’s Class A ordinary shares in the manner contemplated by ASC Section 815-40.  As a result, the Company is reclassifying the Warrant Securities and forward purchase agreements as derivative liabilities measured at their estimated fair values at the end of each reporting period and recognizing changes in the estimated fair value of the derivative instruments in the Company’s operating results.

In the process of evaluating its financial statements the Company also restated its December 31, 2020 financial statements to classify all Class A ordinary shares in temporary equity. In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. The Company had previously classified 2,046,599 shares in permanent equity at December 31, 2020. Although the Company did not specify a maximum redemption threshold, its charter provides that currently, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. The Company restated its December 31, 2020 financial statements to classify all Class A ordinary shares as temporary equity and any related impact, as the threshold in its charter would not change the nature of the underlying shares as redeemable and thus would be required to be disclosed outside of permanent equity.

The Company also determined its Class A ordinary shares and Class F ordinary shares represented two distinct classes of ordinary shares and restated its reported earnings per share for the year ended December 31, 2020 to reflect the presentation of earnings per share for each class of its ordinary shares.

The Company’s accounting for the Warrant Securities and FPAs as derivative liabilities instead of components of equity, the reclassification of amounts from permanent equity to temporary equity and separate earnings per share reporting for each class of its ordinary shares result in non-cash financial statement corrections and will have no impact on the Company’s current or previously reported cash position, operating expenses or total operating, investing or financing cash flows.

The following table summarizes the effect of the restatement on each financial statement line items as of December 31, 2020, or for the year ended December 31, 2020, as indicated:

	December 31, 2020
	As Previously Reported	Adjustments	As Restated
Balance Sheet:
Derivative liabilities	$—	$59,536,667	$59,536,667
Total current liabilities	533,908	59,536,667	60,070,575
Total liabilities	16,283,908	59,536,667	75,820,575
Redeemable Equity	429,534,010	20,471,927	450,005,937
Class A ordinary shares	205	(205)	—
Additional paid-in capital	5,644,534	(5,644,534)	—
Accumulated deficit	(645,860)	(74,363,855)	(75,009,715)
Total shareholders’ (deficit) equity	5,000,004	(80,008,594)	(75,008,590)

	For the Year Ended December 31, 2020
	As Previously Reported	Adjustments	As Restated
Statement of Operations:
Professional fees, offering costs and other expenses	$643,303	$752,751	$1,396,054
Change in fair value of derivatives	—	31,926,667	31,926,667
Loss from operations	(643,303)	(32,679,418)	(33,322,721)
Net loss attributable to ordinary shares	(637,366)	(32,679,418)	(33,316,784)
Basic and diluted net loss per Class A ordinary share	—	(2.58)	(2.58)
Basic and diluted net loss per Class F ordinary share	—	(0.37)	(0.37)

Statement of Cash Flows:
Net loss attributable to ordinary shares	$(637,366)	$(32,679,418)	$(33,316,784)
Change in accrued professional fees and other expenses	440,322	752,751	1,193,073
Change in fair value of derivatives	—	31,926,667	31,926,667